Lease (Details)	6 Months Ended
Dec. 31, 2024
Lease [Abstract]
Operating lease description	The lease started on May 20, 2022 and expired on June 3, 2024. The Company renewed the lease arrangement in May 2024. The new lease started on June 4, 2024 and will expire on June 3, 2025.
Short-term lease term	12 months